Label	Element	Value
Dividend Plus+ Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mai_SupplementTextBlock	Effective September 28, 2015, the name of the Fund is changed to the MAI Managed Volatility Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Plus+ Income Fund